U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Variable Series Fund, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Domestic Money Market Fund
    Reserve Assets Fund
    Prime Bond Fund
    High Current Income Fund
    Quality Equity Fund
    Equity Growth Fund
    Natural Resources Focus Fund
    American Balanced Fund
    Flexible Strategy Fund
    Global Strategy Focus Fund
    Basic Value Focus Fund
    International Bond Fund
    Global Bond Focus Fund
    (formerly World Income Focus Fund)
    Global Utility Focus Fund
    International Equity Focus Fund
    Developing Capital Markets Focus Fund
    Government Bond Fund
    (formerly Intermediate Government Bond Fund)
    Index 500 Fund

     Please note that due to a reclassification of shares that occurred on December 6, 1996, all shares of Flexible Strategy Fund outstanding at that date were reclassified as shares of Global Strategy Focus
     Fund, and all shares of International Bond Fund outstanding at that date were reclassified as shares of Global Bond Focus Fund. The purchase and redemption data for the shares of Flexible Strategy
     Fund and International Bond Fund have been combined with the data for the shares of the funds into which they were reclassified.

3.  Investment Company Act File Number:   811-3290

    Securities Act File Number:   2-74452


4.  Last day of fiscal year for which this notice is filed:

		 December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Domestic Money Market Fund	               0 shares
    Reserve Assets Fund                      	0 shares
    Prime Bond Fund                          	0 shares
    High Current Income Fund                 	0 shares
    Quality Equity Fund                    	 	0 shares
    Equity Growth Fund                       	0 shares
    Natural Resources Focus Fund             	0 shares
    American Balanced Fund                   	0 shares
    Global Strategy Focus Fund               	0 shares
    (includes 0 shares of Flexible Strategy Fund
    prior to reclassification on 12/6/96)
    Basic Value Focus Fund                   	0 shares
    Global Bond Focus Fund		                 	0 shares
    (formerly World Income Focus Fund)
    (includes 0 shares of International Bond Fund
     prior to reclassification on 12/6/96)
    Global Utility Focus Fund                	0 shares
    International Equity Focus Fund          	0 shares
    Developing Capital Markets Focus Fund    	0 shares
    Government Bond Fund		                   	0 shares
     (formerly Intermediate Government Bond Fund)
    Index 500 Fund		                        		0 shares

     Total		                               			0 shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Domestic Money Market Fund                	0 shares
    Reserve Assets Fund                       	0 shares
    Prime Bond Fund                           	0 shares
    High Current Income Fund                  	0 shares
    Quality Equity Fund                       	0 shares
    Equity Growth Fund                        	0 shares
    Natural Resources Focus Fund              	0 shares
    American Balanced Fund                    	0 shares
    Global Strategy Focus Fund                	0 shares
    (includes 0 shares of Flexible Strategy Fund
      prior to reclassification on 12/6/96)
    Basic Value Focus Fund                    	0 shares
    Global Bond Focus Fund                    	0 shares
    (formerly World Income Focus Fund)
    (includes 0 shares of International Bond Fund
      prior to reclassification on 12/6/96)
    Global Utility Focus Fund                 	0 shares
    International Equity Focus Fund           	0 shares
    Developing Capital Markets Focus Fund     	0 shares
    Government Bond Fund                     		0 shares
    (formerly Intermediate Government Bond Fund)
     Index 500 Fund			                        	0 shares

     Total	                                				0 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

    Domestic Money Market Fund          	103,681,145 shares	$103,681,145
    Reserve Assets Fund                   	6,967,844 shares	$6,967,844
    Prime Bond Fund                       	5,521,436 shares	$65,068,418
    High Current Income Fund              	3,441,094 shares	$38,643,510
    Quality Equity Fund                   	1,934,738 shares	$58,210,337
    Equity Growth Fund                    	3,897,758 shares	$99,038,352
    Natural Resources Focus Fund            	450,602 shares	$5,663,127
    American Balanced Fund                  	578,134 shares	$8,724,352
    Global Strategy Focus Fund            	1,666,431 shares	$22,274,501
    (includes 475,467 shares valued at $ 7,309,778 of
     Flexible Strategy Fund prior to reclassification on 12/6/96)
    Basic Value Focus Fund               	11,000,199 shares	$149,832,843
    Global Bond Focus Fund		              	1,411,573 shares	$13,946,833
    (formerly World Income Focus Fund)
    (includes 567,478 shares valued at $5,710,584 of
      International Bond Fund prior to reclassification on 12/6/96)
    Global Utility Focus Fund               	858,704 shares	$9,800,413
    International Equity Focus Fund       	6,562,205 shares	$75,036,616
    Developing Capital Markets Focus Fund 	4,462,492 shares	$44,124,402
    Government Bond Fund                 		4,677,811 shares	$48,169,342
    (formerly Intermediate Government Bond Fund)
     Index 500 Fund	                        		57,357 shares		$582,138

   Total                           					157,169,523  shares 	$749,764,173


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Domestic Money Market Fund           	103,681,145 shares	$103,681,145
    Reserve Assets Fund                    	6,967,844 shares	$6,967,844
    Prime Bond Fund                        	5,521,436 shares	$65,068,418
    High Current Income Fund               	3,441,094 shares	$38,643,510
    Quality Equity Fund                    	1,934,738 shares	$58,210,337
    Equity Growth Fund                     	3,897,758 shares	$99,038,352
    Natural Resources Focus Fund             	450,602 shares	$5,663,127
    American Balanced Fund                   	578,134 shares	$8,724,352
    Global Strategy Focus Fund             	1,666,431 shares	$22,274,501
    (includes 475,467 shares valued at $ 7,309,778 of
     Flexible Strategy Fund prior to reclassification on 12/6/96)
     Basic Value Focus Fund               	11,000,199 shares	$149,832,843
    Global Bond Focus Fund	               		1,411,573 shares	$13,946,833
    (formerly World Income Focus Fund)
    (includes 567,478 shares valued at $5,710,584 of
     International Bond Fund prior to reclassification on 12/6/96)
    Global Utility Focus Fund                	858,704 shares	$9,800,413
    International Equity Focus Fund        	6,562,205 shares	$75,036,616
    Developing Capital Markets Focus Fund  	4,462,492 shares	$44,124,402
    Government Bond Fund                  		4,677,811 shares	$48,169,342
    (formerly Intermediate Government Bond Fund)
     Index 500 Fund				                        57,357 shares	$582,138

    Total                          				  	157,169,523 shares	$749,764,173

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Domestic Money Market Fund            	13,824,990 shares $13,824,990
    Reserve Assets Fund		                  	1,182,349 shares	$1,182,349
    Prime Bond Fund			                     	2,739,002 shares	$32,511,472
    High Current Income Fund		             	3,229,888 shares	$36,130,450
    Quality Equity Fund			                 	3,478,605 shares	$98,560,479
    Equity Growth Fund			            	      1,870,190 shares	$45,444,509
    Natural Resources Focus Fund	            	122,221 shares	$1,463,255
    American Balanced Fund                   	554,530 shares	$8,210,811
    Global Strategy Focus Fund		4,664,703 shares	$67,854,568
    (includes 3,630,539 shares valued at $ 55,155,041 of
     Flexible Strategy Fund prior to reclassification on 12/6/96)
     Basic Value Focus Fund		              	1,724,353 shares	$21,518,432
     Global Bond Focus Fund		                	845,006 shares	$8,227,214
    (formerly World Income Focus Fund)
    (includes 140,242 shares valued at $1,416,264 of
     International Bond Fund prior to reclassification on 12/6/96)
    Global Utility Focus Fund		              	595,856 shares	$6,739,387
    International Equity Focus Fund	         	334,488 shares	$3,669,329
    Developing Capital Markets Focus Fund	151,274 shares	$1,385,673
    Government Bond Fund                    		354,243 shares	$3,668,029
    (formerly Intermediate Government Bond Fund)
     Index 500 Fund		                             		0 shares	$0

     Total		                            			35,671,698 shares	$386,062,645


12.  Calculation of registration fee:

A) Domestic Money Market Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $103,681,145

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $13,824,990

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $146,504,203

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $0

B) Reserve Assets Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 6,967,844

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  1,182,349

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 10,800,490

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $0

C) Prime Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  65,068,418

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 32,511,472

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 28,829,074

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 68,750,816
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 20,833.58

D) High Current Income Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 38,643,510

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 36,130,450

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 22,078,243

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 52,695,717
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $15,968.40

E) Quality Equity Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 58,210,337

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 98,560,479

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 26,640,069

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 130,130,747
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $39,433.56

F) Equity Growth Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  99,038,352

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $   45,444,509

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  16,126,126

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 128,356,735
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  38,895.98

G) Natural Resources Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 5,663,127

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  1,463,255

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  9,240,146

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

H) American Balanced Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  8,724,352

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $    8,210,811

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  29,368,082

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

I) Global Strategy Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 22,274,501
	(includes $ 7,309,778 of Flexible Strategy Fund sold prior to reclassification on 12/6/96)

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  67,854,568
	(includes $ 55,150,041 of Flexible Strategy Fund issued prior to reclassification on 12/6/96)

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  418,771,857
	(includes $ 338,542,725 of Flexible Strategy Fund redeemed/repurchased prior to reclassification on 12/6/96)

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

J) Basic Value Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 149,832,843

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  21,518,432

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  6,856,013

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 164,495,262
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  49,847.05


K) Global Bond Focus Fund
      (formerly World Income Focus Fund)

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   13,946,833
	(includes $5,710,584 of International Bond Fund sold prior to reclassification on 12/6/96)

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  8,227,214
	(includes $1,416,264 of International Bond Fund issued prior to reclassification on 12/6/96)

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   27,551,619
	(includes $6,435,348 of International Bond Fund redeemed/repurchased prior to reclassification on 12/6/96)

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

L) Global Utility Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  9,800,413

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  6,739,387

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   32,963,476

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

M) International Equity Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 75,036,616

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 3,669,329

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  10,175,471

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 68,530,474
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  20,766.81

N) Developing Captial Markets Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  44,124,402

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  1,385,673

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   10,264,248


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 35,245,827
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  10,680.55

O) Government Bond Fund
       (formerly Intermediate Government Bond Fund)

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   48,169,342

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $    3,668,029

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   2,234,202


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 49,603,169
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  15,031.26

P) Index 500 Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  582,138

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $    0

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   102


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 582,036
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  176.38




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

		       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

		February 22, 1997


			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date February 22, 1997